23. Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

23

Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG
Subsequent events
21

Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.